                                                                                                     ------------------------------
                                                                                                             OMB APPROVAL
                                                                                                     ------------------------------
                                                                                                         OMB Number: 3235-006
                                                                                                      Expires: February 28, 1994
                                                                UNITED STATES                          Estimated average burden
                                                SECURITIES AND EXCHANGE COMMISSION                   hours per form . . . . 24.60
                                                                                                     ------------------------------
                                                         WASHINGTON, D.C.  20549
                                                                                                            -----------------------
                                                                                                                 SEC USE ONLY
                                                                                                            -----------------------
                                                        FORM 13F
                                                                                                            -----------------------

                                  INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
                          TO SECTION 13 (f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                              Report for the Calendar Year or Quarter Ended December 31st , 20 00 .
                                                                           ---------------    ----

-----------------------------------------------------------------------------------------------------------------------------------
                                        (Please read instructions before preparing form.)
-----------------------------------------------------------------------------------------------------------------------------------

If amended report check here: [ ]
Todd Investment Advisors,  Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Name of Institutional Investment Manager
3160 National City Tower, 101 South Fifth Street,                     Louisville,                         KY                40202
-----------------------------------------------------------------------------------------------------------------------------------
Business Address                         (Street)                    (City)                            (State)              (Zip)
Bosworth M. Todd          (502) 585-3121          Chairman
-----------------------------------------------------------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                                            ATTENTION
-----------------------------------------------------------------------------------------------------------------------------------
                     INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
                                            SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).
-----------------------------------------------------------------------------------------------------------------------------------

   The institutional investment manager submitting this Form and its attachments and the person whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has
caused this report to be signed on its behalf in the City of               Louisville                and State of    Kentucky
                                                             ---------------------------------------              -----------
on the          22nd              day of                  January                        , 20  01   .
       --------------------------        ------------------------------------------------  ---------

                                                                   TODD INVESTMENT ADVISORS,  INC.
                                                                   ----------------------------------------------------------------
                                                                             (Name of Institutional Investment Manager)


                                                                              Bosworth M. Todd
                                                                   ----------------------------------------------------------------
                                                                             (Manual Signature of Person Duly Authorized
                                                                                       to Submit This Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List is alphabetical order).

13F File Numbers will be assigned to Institutional Investment Manager after they file their first report.
Name:                                        13f file No.:         Name:                                       13f file No.:
-----------------------------------------------------------------  ----------------------------------------------------------------
1.  Todd Investment Advisors, Inc.            28-834               6.
-----------------------------------------------------------------  ----------------------------------------------------------------
2.                                                                 7.
-----------------------------------------------------------------  ----------------------------------------------------------------
3.                                                                 8.
-----------------------------------------------------------------  ----------------------------------------------------------------
4.                                                                 9.
-----------------------------------------------------------------  ----------------------------------------------------------------
5.                                                                 10.
-----------------------------------------------------------------  ----------------------------------------------------------------

FORM 13F SUMMARY PAGE


REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS:                                            0
FORM 13F INFORMATION TABLE ENTRY TOTAL:                                     192
FORM 13F INFORMATION TABLE VALUE TOTAL:                                 1795347


LIST OF OTHER INCLUDED MANAGERS:

NO.                                         13F FILE NUMBER        NAME

Page 1 of 11

                                                                               FORM 13F

                                                           Name of Reporting Manager    Todd Investment Advisors

---------------------------------------------------------------------------------------------------------------------------

                                                                                              Item 6:
                                                                                         Investment Discretion
                                Item 2:                  Item 4:     Item 5:   -------------------------------------------
              Item 1:           Title       Item 3:       Fair      Shares of
           Name of Issuer         of         CUSIP       Market     Principal                 (b) Shared-
                                Class       Number       Value       Amount      (a) Sole     As Defined     (c) Shared-
                                                                                              in Inst. V         Other
---------------------------------------------------------------------------------------------------------------------------
Abbott Labs                     Common     002824100     35,507      733,440
---------------------------------------------------------------------------------------------------------------------------
Aegon NV                        Common     007924103      1,805       43,561
---------------------------------------------------------------------------------------------------------------------------
Agilent Tech                    Common     00846U101     18,872      344,696
---------------------------------------------------------------------------------------------------------------------------
Allergan                        Common     018490102        368        3,800
---------------------------------------------------------------------------------------------------------------------------
Alliance Semiconductor          Common     01877H100        114       10,100
---------------------------------------------------------------------------------------------------------------------------
American Express                Common     025816109        910       16,570
---------------------------------------------------------------------------------------------------------------------------
American General Corp           Common     026351106        242        2,965
---------------------------------------------------------------------------------------------------------------------------
American Home Prod.             Common     026609107      1,663       26,176
---------------------------------------------------------------------------------------------------------------------------
American Intl Group             Common     026874107     15,449      156,754
---------------------------------------------------------------------------------------------------------------------------
Anheuser Busch                  Common     035229103      8,120      180,010
---------------------------------------------------------------------------------------------------------------------------
Applied Films Corp              Common     038197109        247       12,100
---------------------------------------------------------------------------------------------------------------------------
Applied Materials               Common     038222105      9,330      244,095
---------------------------------------------------------------------------------------------------------------------------
Applix                          Common     038316105        106       42,300
---------------------------------------------------------------------------------------------------------------------------
Archstone Cmntys                Common     039581103      4,119      159,875
---------------------------------------------------------------------------------------------------------------------------
Audiovox Corp                   Common     050757103        148       16,400
---------------------------------------------------------------------------------------------------------------------------
Aurora Biosciences Corp         Common     051920106        274        8,700
---------------------------------------------------------------------------------------------------------------------------
Automatic Data                  Common     053015103     30,362      479,550
---------------------------------------------------------------------------------------------------------------------------
                                                        127,636
---------------------------------------------------------------------------------------------------------------------------
Avon Products                   Common     054303102        498       10,400
---------------------------------------------------------------------------------------------------------------------------




                                                              (SEC USE ONLY)



--------------------------------------------------------------------------------------------

                                                                     Item 8:
                                                   Voting Authority ( Shares)
                                             -----------------------------------------------
              Item 1:              Item 7:
           Name of Issuer         Managers
                                 See Inst. V     (a) Sole        (b) Shared         (c) None

--------------------------------------------------------------------------------------------
Abbott Labs                                      123,540                            609,900
--------------------------------------------------------------------------------------------
Aegon NV                                           9,208                             34,353
--------------------------------------------------------------------------------------------
Agilent Tech                                      64,882                            279,814
--------------------------------------------------------------------------------------------
Allergan                                               0                              3,800
--------------------------------------------------------------------------------------------
Alliance Semiconductor                            10,100                                  0
--------------------------------------------------------------------------------------------
American Express                                  16,570                                  0
--------------------------------------------------------------------------------------------
American General Corp                                  0                              2,965
--------------------------------------------------------------------------------------------
American Home Prod.                                1,800                             24,376
--------------------------------------------------------------------------------------------
American Intl Group                                2,670                            154,084
--------------------------------------------------------------------------------------------
Anheuser Busch                                   160,380                             19,630
--------------------------------------------------------------------------------------------
Applied Films Corp                                12,100                                  0
--------------------------------------------------------------------------------------------
Applied Materials                                 73,395                            170,700
--------------------------------------------------------------------------------------------
Applix                                            42,300                                  0
--------------------------------------------------------------------------------------------
Archstone Cmntys                                 141,925                             17,950
--------------------------------------------------------------------------------------------
Audiovox Corp                                     16,400                                  0
--------------------------------------------------------------------------------------------
Aurora Biosciences Corp                            8,700                                  0
--------------------------------------------------------------------------------------------
Automatic Data                                     5,550                            474,000
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
Avon Products                                        800                              9,600
--------------------------------------------------------------------------------------------

Page 2 of 11

                                                                               FORM 13F

                                                           Name of Reporting Manager    Todd Investment Advisors

--------------------------------------------------------------------------------------------------------------------------

                                                                                              Item 6:
                                                                                         Investment Discretion
                                Item 2:                  Item 4:     Item 5:   -------------------------------------------
              Item 1:           Title       Item 3:       Fair      Shares of
           Name of Issuer         of         CUSIP       Market     Principal                 (b) Shared-
                                Class       Number       Value       Amount      (a) Sole     As Defined     (c) Shared-
                                                                                              in Inst. V         Other
--------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.           Common     060505104     49,772    1,083,542
--------------------------------------------------------------------------------------------------------------------------
Bank One Corp                   Common     06423A103     16,427      448,054
--------------------------------------------------------------------------------------------------------------------------
Baxter Int'l                    Common     071813109        486        5,500
--------------------------------------------------------------------------------------------------------------------------
Be Free Inc                     Common     073308108        103       47,000
--------------------------------------------------------------------------------------------------------------------------
Bellsouth Corp.                 Common     079860102      1,268       30,964
--------------------------------------------------------------------------------------------------------------------------
Block, H& R Inc.                Common     093671105     30,520      738,055
--------------------------------------------------------------------------------------------------------------------------
Boeing Company                  Common     097023105      1,108       16,790
--------------------------------------------------------------------------------------------------------------------------
BP Amoco PLC                    Common     055622104     23,900      499,217
--------------------------------------------------------------------------------------------------------------------------
Bristol Myers                   Common     110122108      1,195       16,174
--------------------------------------------------------------------------------------------------------------------------
Brown Forman Corp               Common     115637100        505        7,600
--------------------------------------------------------------------------------------------------------------------------
Brown Forman Corp B             Common     115637209        211        3,154
--------------------------------------------------------------------------------------------------------------------------
Burlington Resources            Common     122014103        704       13,950
--------------------------------------------------------------------------------------------------------------------------
C Cor Net Corp                  Common     125010108        131       13,500
--------------------------------------------------------------------------------------------------------------------------
Cal Dive Intl Inc               Common     127914109        229        8,600
--------------------------------------------------------------------------------------------------------------------------
Cardinal Health                 Common     14149Y108      7,840       79,035
--------------------------------------------------------------------------------------------------------------------------
Century Tel Inc.                Common     156700106        352        9,837
--------------------------------------------------------------------------------------------------------------------------
                                                        135,249
--------------------------------------------------------------------------------------------------------------------------
Chevron Corp                    Common     166751107        740        8,765
--------------------------------------------------------------------------------------------------------------------------
Cigna Corp.                     Common     125509109      5,102       38,725
--------------------------------------------------------------------------------------------------------------------------




                                                             (SEC USE ONLY)



-------------------------------------------------------------------------------------------

                                                                    Item 8:
                                                  Voting Authority ( Shares)
                                            -----------------------------------------------
              Item 1:             Item 7:
           Name of Issuer        Managers
                                See Inst. V     (a) Sole        (b) Shared         (c) None

-------------------------------------------------------------------------------------------
Bank of America Corp.                           202,392                            881,150
-------------------------------------------------------------------------------------------
Bank One Corp                                    18,187                            429,867
-------------------------------------------------------------------------------------------
Baxter Int'l                                        700                              4,800
-------------------------------------------------------------------------------------------
Be Free Inc                                      47,000                                  0
-------------------------------------------------------------------------------------------
Bellsouth Corp.                                     700                             30,264
-------------------------------------------------------------------------------------------
Block, H& R Inc.                                134,405                            603,650
-------------------------------------------------------------------------------------------
Boeing Company                                   16,790                                  0
-------------------------------------------------------------------------------------------
BP Amoco PLC                                     86,019                            413,198
-------------------------------------------------------------------------------------------
Bristol Myers                                         0                             16,174
-------------------------------------------------------------------------------------------
Brown Forman Corp                                     0                              7,600
-------------------------------------------------------------------------------------------
Brown Forman Corp B                                 500                              2,654
-------------------------------------------------------------------------------------------
Burlington Resources                             13,950                                  0
-------------------------------------------------------------------------------------------
C Cor Net Corp                                   13,500                                  0
-------------------------------------------------------------------------------------------
Cal Dive Intl Inc                                 8,600                                  0
-------------------------------------------------------------------------------------------
Cardinal Health                                  73,210                              5,825
-------------------------------------------------------------------------------------------
Century Tel Inc.                                    400                              9,437
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Chevron Corp                                      5,025                              3,740
-------------------------------------------------------------------------------------------
Cigna Corp.                                      33,880                              4,845
-------------------------------------------------------------------------------------------

Page 3 of 11

                                                                               FORM 13F

                                                           Name of Reporting Manager    Todd Investment Advisors

----------------------------------------------------------------------------------------------------------------------------

                                                                                              Item 6:
                                                                                         Investment Discretion
                                Item 2:                  Item 4:     Item 5:   -------------------------------------------
              Item 1:           Title       Item 3:       Fair      Shares of
           Name of Issuer         of         CUSIP       Market     Principal                 (b) Shared-
                                Class       Number       Value       Amount      (a) Sole     As Defined     (c) Shared-
                                                                                              in Inst. V         Other
----------------------------------------------------------------------------------------------------------------------------
Cincinnati Financial            Common     172062101        384        9,700
----------------------------------------------------------------------------------------------------------------------------
Cisco Sys Inc                   Common     17275R102     28,597      747,555
----------------------------------------------------------------------------------------------------------------------------
Citigroup                       Common     172967101     23,057      451,476
----------------------------------------------------------------------------------------------------------------------------
Clarent Corp Del                Common     180461105        128       11,300
----------------------------------------------------------------------------------------------------------------------------
Coastal Corp.                   Common     190441105     39,090      443,440
----------------------------------------------------------------------------------------------------------------------------
Coca Cola Co                    Common     191216100     11,748      192,794
----------------------------------------------------------------------------------------------------------------------------
Colgate Palmolive               Common     194162103        452        7,000
----------------------------------------------------------------------------------------------------------------------------
Computer Assoc.                 Common     204912109     10,753      550,470
----------------------------------------------------------------------------------------------------------------------------
Computer Sciences               Common     205363104     38,576      641,225
----------------------------------------------------------------------------------------------------------------------------
Comtech Telecom                 Common     205826209        269       17,300
----------------------------------------------------------------------------------------------------------------------------
Conoco Cl A                     Common     208251306     11,675      408,700
----------------------------------------------------------------------------------------------------------------------------
Conoco Cl B                     Common     208251405      3,927      135,722
----------------------------------------------------------------------------------------------------------------------------
Coorstek Inc                    Common     217020106        201        6,400
----------------------------------------------------------------------------------------------------------------------------
Corsair Communications          Common     220406102        303       42,500
----------------------------------------------------------------------------------------------------------------------------
Dell Computer                   Common     247025109        262       15,000
----------------------------------------------------------------------------------------------------------------------------
                                                        175,264
----------------------------------------------------------------------------------------------------------------------------
Delta Air Lines                 Common     247361108     15,533      309,500
----------------------------------------------------------------------------------------------------------------------------
Disney Walt Company             Common     254687106        718       24,800
----------------------------------------------------------------------------------------------------------------------------
Dollar General                  Common     256669102      1,573       82,947
----------------------------------------------------------------------------------------------------------------------------


                                                               (SEC USE ONLY)



---------------------------------------------------------------------------------------------

                                                                      Item 8:
                                                    Voting Authority ( Shares)
                                              -----------------------------------------------
              Item 1:               Item 7:
           Name of Issuer          Managers
                                  See Inst. V     (a) Sole        (b) Shared         (c) None

---------------------------------------------------------------------------------------------
Cincinnati Financial                                    0                              9,700
---------------------------------------------------------------------------------------------
Cisco Sys Inc                                     170,415                            577,140
---------------------------------------------------------------------------------------------
Citigroup                                          33,810                            417,666
---------------------------------------------------------------------------------------------
Clarent Corp Del                                   11,300                                  0
---------------------------------------------------------------------------------------------
Coastal Corp.                                     159,890                            283,550
---------------------------------------------------------------------------------------------
Coca Cola Co                                       20,270                            172,524
---------------------------------------------------------------------------------------------
Colgate Palmolive                                       0                              7,000
---------------------------------------------------------------------------------------------
Computer Assoc.                                   103,970                            446,500
---------------------------------------------------------------------------------------------
Computer Sciences                                 134,150                            507,075
---------------------------------------------------------------------------------------------
Comtech Telecom                                    17,300                                  0
---------------------------------------------------------------------------------------------
Conoco Cl A                                       106,050                            302,650
---------------------------------------------------------------------------------------------
Conoco Cl B                                       127,637                              8,085
---------------------------------------------------------------------------------------------
Coorstek Inc                                        6,400                                  0
---------------------------------------------------------------------------------------------
Corsair Communications                             42,500                                  0
---------------------------------------------------------------------------------------------
Dell Computer                                      15,000                                  0
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
Delta Air Lines                                    39,850                            269,650
---------------------------------------------------------------------------------------------
Disney Walt Company                                15,400                              9,400
---------------------------------------------------------------------------------------------
Dollar General                                     77,572                              5,375
---------------------------------------------------------------------------------------------

Page 4 of 11

                                                                               FORM 13F

                                                           Name of Reporting Manager    Todd Investment Advisors

----------------------------------------------------------------------------------------------------------------------------

                                                                                              Item 6:
                                                                                         Investment Discretion
                                Item 2:                  Item 4:     Item 5:   -------------------------------------------
              Item 1:           Title       Item 3:       Fair      Shares of
           Name of Issuer         of         CUSIP       Market     Principal                 (b) Shared-
                                Class       Number       Value       Amount      (a) Sole     As Defined     (c) Shared-
                                                                                              in Inst. V         Other
----------------------------------------------------------------------------------------------------------------------------
Dominion Res Inc Va New         Common     25746U109      1,230       18,980
----------------------------------------------------------------------------------------------------------------------------
Donaldson Inc                   Common     257651109        306       11,000
----------------------------------------------------------------------------------------------------------------------------
Dot Hill System                 Common     25848T109        347       89,500
----------------------------------------------------------------------------------------------------------------------------
Dover Corp                      Common     260003108        507       12,500
----------------------------------------------------------------------------------------------------------------------------
Dow Chemical                    Common     260543103     11,643      317,900
----------------------------------------------------------------------------------------------------------------------------
Du  Pont E I                    Common     263534109        889       18,392
----------------------------------------------------------------------------------------------------------------------------
Duke Energy                     Common     264399106     51,183      601,334
----------------------------------------------------------------------------------------------------------------------------
Duke Weeks Realty               Common     264411505      2,085       84,680
----------------------------------------------------------------------------------------------------------------------------
El Paso Energy                  Common     283905107      1,625       22,710
----------------------------------------------------------------------------------------------------------------------------
Emerson Elec Co                 Common     291011104     29,462      374,202
----------------------------------------------------------------------------------------------------------------------------
Enesco Group Inc                Common     292973104         58       12,400
----------------------------------------------------------------------------------------------------------------------------
Engelhard Corp.                 Common     292845104      6,872      337,300
----------------------------------------------------------------------------------------------------------------------------
Equity Office Pptys             Common     294741103      1,460       44,760
----------------------------------------------------------------------------------------------------------------------------
Equity Residential Pptys        Common     29476L107      2,127       38,575
----------------------------------------------------------------------------------------------------------------------------
                                                        127,618
----------------------------------------------------------------------------------------------------------------------------
Excel Tech Inc                  Common     30067T103        257       12,900
----------------------------------------------------------------------------------------------------------------------------
ExxonMobil Corp                 Common     30231G102     49,624      570,802
----------------------------------------------------------------------------------------------------------------------------
Fannie Mae Corp                 Common     313586109     31,391      362,480
----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mtg Co        Common     313400301      1,164       16,900
----------------------------------------------------------------------------------------------------------------------------


                                                             (SEC USE ONLY)



-------------------------------------------------------------------------------------------

                                                                    Item 8:
                                                  Voting Authority ( Shares)
                                            -----------------------------------------------
              Item 1:             Item 7:
           Name of Issuer        Managers
                                See Inst. V     (a) Sole        (b) Shared         (c) None

-------------------------------------------------------------------------------------------
Dominion Res Inc Va New                           9,680                              9,300
-------------------------------------------------------------------------------------------
Donaldson Inc                                    11,000                                  0
-------------------------------------------------------------------------------------------
Dot Hill System                                  76,500                             13,000
-------------------------------------------------------------------------------------------
Dover Corp                                            0                             12,500
-------------------------------------------------------------------------------------------
Dow Chemical                                      9,750                            308,150
-------------------------------------------------------------------------------------------
Du  Pont E I                                     14,050                              4,342
-------------------------------------------------------------------------------------------
Duke Energy                                     113,160                            488,174
-------------------------------------------------------------------------------------------
Duke Weeks Realty                                67,130                             17,550
-------------------------------------------------------------------------------------------
El Paso Energy                                   17,310                              5,400
-------------------------------------------------------------------------------------------
Emerson Elec Co                                 105,327                            268,875
-------------------------------------------------------------------------------------------
Enesco Group Inc                                 12,400                                  0
-------------------------------------------------------------------------------------------
Engelhard Corp.                                  58,800                            278,500
-------------------------------------------------------------------------------------------
Equity Office Pptys                              33,560                             11,200
-------------------------------------------------------------------------------------------
Equity Residential Pptys                         31,475                              7,100
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Excel Tech Inc                                   12,900                                  0
-------------------------------------------------------------------------------------------
ExxonMobil Corp                                  61,787                            509,015
-------------------------------------------------------------------------------------------
Fannie Mae Corp                                  92,680                            269,800
-------------------------------------------------------------------------------------------
Federal Home Loan Mtg Co                         10,000                              6,900
-------------------------------------------------------------------------------------------

Page 5 of 11

                                                                               FORM 13F

                                                           Name of Reporting Manager    Todd Investment Advisors

----------------------------------------------------------------------------------------------------------------------------

                                                                                              Item 6:
                                                                                         Investment Discretion
                                Item 2:                  Item 4:     Item 5:   -------------------------------------------
              Item 1:           Title       Item 3:       Fair      Shares of
           Name of Issuer         of         CUSIP       Market     Principal                 (b) Shared-
                                Class       Number       Value       Amount      (a) Sole     As Defined     (c) Shared-
                                                                                              in Inst. V         Other
----------------------------------------------------------------------------------------------------------------------------
Federal Realty Inv Tr           Common     313747206      3,135      165,000
----------------------------------------------------------------------------------------------------------------------------
First Industrial Realty         Common     32054K103      3,227       94,910
----------------------------------------------------------------------------------------------------------------------------
Firstar Corp New Wis            Common     33763V109        518       22,300
----------------------------------------------------------------------------------------------------------------------------
Flextronics Intl Ltd            Common     Y2573F102      4,587      160,273
----------------------------------------------------------------------------------------------------------------------------
Ford Motor Co.                  Common     345370860     12,223      520,610
----------------------------------------------------------------------------------------------------------------------------
Gannett Inc.                    Common     364730101     13,345      211,620
----------------------------------------------------------------------------------------------------------------------------
General Electric                Common     369604103     58,897    1,228,668
----------------------------------------------------------------------------------------------------------------------------
Gillette Co                     Common     375766102        267        7,400
----------------------------------------------------------------------------------------------------------------------------
Guilford Pharmaceuticals        Common     401829106        270       15,000
----------------------------------------------------------------------------------------------------------------------------
Hain Celestial Gr               Common     405217100        208        6,400
----------------------------------------------------------------------------------------------------------------------------
Halliburton Co                  Common     406216101        265        7,300
----------------------------------------------------------------------------------------------------------------------------
Harmonic Inc                    Common     413160102        169       29,749
----------------------------------------------------------------------------------------------------------------------------
Hauppage Digital                Common     419131107         33       21,800
----------------------------------------------------------------------------------------------------------------------------
                                                        179,580
----------------------------------------------------------------------------------------------------------------------------
Heinz H. J. Co                  Common     423074103     13,558      285,800
----------------------------------------------------------------------------------------------------------------------------
Hewlett Packard Co              Common     428236103     17,810      563,470
----------------------------------------------------------------------------------------------------------------------------
Hillenbrands Ind Inc            Common     431573104        218        4,240
----------------------------------------------------------------------------------------------------------------------------
Home Depot                      Common     437076102     29,617      648,250
----------------------------------------------------------------------------------------------------------------------------
Honeywell Int'l Inc             Common     438516106      1,175       24,840
----------------------------------------------------------------------------------------------------------------------------



                                                             (SEC USE ONLY)



-------------------------------------------------------------------------------------------

                                                                    Item 8:
                                                  Voting Authority ( Shares)
                                            -----------------------------------------------
              Item 1:             Item 7:
           Name of Issuer        Managers
                                See Inst. V     (a) Sole        (b) Shared         (c) None

-------------------------------------------------------------------------------------------
Federal Realty Inv Tr                                 0                            165,000
-------------------------------------------------------------------------------------------
First Industrial Realty                          77,760                             17,150
-------------------------------------------------------------------------------------------
Firstar Corp New Wis                             18,000                              4,300
-------------------------------------------------------------------------------------------
Flextronics Intl Ltd                            140,785                             19,488
-------------------------------------------------------------------------------------------
Ford Motor Co.                                   99,635                            420,975
-------------------------------------------------------------------------------------------
Gannett Inc.                                          0                            211,620
-------------------------------------------------------------------------------------------
General Electric                                242,216                            986,452
-------------------------------------------------------------------------------------------
Gillette Co                                           0                              7,400
-------------------------------------------------------------------------------------------
Guilford Pharmaceuticals                         15,000                                  0
-------------------------------------------------------------------------------------------
Hain Celestial Gr                                 6,400                                  0
-------------------------------------------------------------------------------------------
Halliburton Co                                    7,100                                200
-------------------------------------------------------------------------------------------
Harmonic Inc                                     29,749                                  0
-------------------------------------------------------------------------------------------
Hauppage Digital                                 21,800                                  0
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Heinz H. J. Co                                        0                            285,800
-------------------------------------------------------------------------------------------
Hewlett Packard Co                              112,670                            450,800
-------------------------------------------------------------------------------------------
Hillenbrands Ind Inc                                500                              3,740
-------------------------------------------------------------------------------------------
Home Depot                                       82,250                            566,000
-------------------------------------------------------------------------------------------
Honeywell Int'l Inc                              19,540                              5,300
-------------------------------------------------------------------------------------------

Page 6 of 11

                                                                               FORM 13F

                                                           Name of Reporting Manager    Todd Investment Advisors

----------------------------------------------------------------------------------------------------------------------------

                                                                                              Item 6:
                                                                                         Investment Discretion
                                Item 2:                  Item 4:     Item 5:   -------------------------------------------
              Item 1:           Title       Item 3:       Fair      Shares of
           Name of Issuer         of         CUSIP       Market     Principal                 (b) Shared-
                                Class       Number       Value       Amount      (a) Sole     As Defined     (c) Shared-
                                                                                              in Inst. V         Other
----------------------------------------------------------------------------------------------------------------------------
Household Intl                  Common     441815107     19,024      345,315
----------------------------------------------------------------------------------------------------------------------------
Intel Corp.                     Common     458140100     35,391    1,175,005
----------------------------------------------------------------------------------------------------------------------------
International Busn Machines     Common     459200101      1,311       15,418
----------------------------------------------------------------------------------------------------------------------------
International Paper Co          Common     460146103      6,539      160,214
----------------------------------------------------------------------------------------------------------------------------
Interpublic Group               Common     460690100      2,171       51,000
----------------------------------------------------------------------------------------------------------------------------
J P Morgan Chase & Co.          Common     46625H100     29,647      652,397
----------------------------------------------------------------------------------------------------------------------------
Jefferson Pilot                 Common     475070108        418        5,586
----------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson               Common     478160104     23,552      224,180
----------------------------------------------------------------------------------------------------------------------------
Kerr McGee                      Common     492386107     20,839      311,338
----------------------------------------------------------------------------------------------------------------------------
Keyspan Corp                    Common     49337W100     18,080      426,695
----------------------------------------------------------------------------------------------------------------------------
Kimberly Clark                  Common     494368103     75,750    1,072,498
----------------------------------------------------------------------------------------------------------------------------
Lasersight Inc.                 Common     517924106         31       24,400
----------------------------------------------------------------------------------------------------------------------------
                                                        295,131
----------------------------------------------------------------------------------------------------------------------------
Learn2.com Inc                  Common     522002104         45      110,000
----------------------------------------------------------------------------------------------------------------------------
Lexmark Intl                    Common     529771107      1,215       27,415
----------------------------------------------------------------------------------------------------------------------------
Lilly, Eli & Company            Common     532457108        884        9,500
----------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp            Common     539830109        226        6,655
----------------------------------------------------------------------------------------------------------------------------
Lucent Technologies             Common     549463107      2,033      150,580
----------------------------------------------------------------------------------------------------------------------------
Mack Cali Rlty Corp             Common     554489104      2,642       92,490
----------------------------------------------------------------------------------------------------------------------------



                                                             (SEC USE ONLY)



-------------------------------------------------------------------------------------------

                                                                    Item 8:
                                                  Voting Authority ( Shares)
                                            -----------------------------------------------
              Item 1:             Item 7:
           Name of Issuer        Managers
                                See Inst. V     (a) Sole        (b) Shared         (c) None

-------------------------------------------------------------------------------------------
Household Intl                                   83,815                            261,500
-------------------------------------------------------------------------------------------
Intel Corp.                                     175,895                            999,110
-------------------------------------------------------------------------------------------
International Busn Machines                       6,800                              8,618
-------------------------------------------------------------------------------------------
International Paper Co                                0                            160,214
-------------------------------------------------------------------------------------------
Interpublic Group                                51,000                                  0
-------------------------------------------------------------------------------------------
J P Morgan Chase & Co.                          137,136                            515,261
-------------------------------------------------------------------------------------------
Jefferson Pilot                                     300                              5,286
-------------------------------------------------------------------------------------------
Johnson & Johnson                                31,010                            193,170
-------------------------------------------------------------------------------------------
Kerr McGee                                       87,938                            223,400
-------------------------------------------------------------------------------------------
Keyspan Corp                                     62,145                            364,550
-------------------------------------------------------------------------------------------
Kimberly Clark                                  217,177                            855,321
-------------------------------------------------------------------------------------------
Lasersight Inc.                                  24,400                                  0
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Learn2.com Inc                                  110,000                                  0
-------------------------------------------------------------------------------------------
Lexmark Intl                                     24,320                              3,095
-------------------------------------------------------------------------------------------
Lilly, Eli & Company                              6,450                              3,050
-------------------------------------------------------------------------------------------
Lockheed Martin Corp                              1,205                              5,450
-------------------------------------------------------------------------------------------
Lucent Technologies                                   0                            150,580
-------------------------------------------------------------------------------------------
Mack Cali Rlty Corp                              88,490                              4,000
-------------------------------------------------------------------------------------------

Page 7 of 11

                                                                               FORM 13F

                                                           Name of Reporting Manager    Todd Investment Advisors

----------------------------------------------------------------------------------------------------------------------------

                                                                                              Item 6:
                                                                                         Investment Discretion
                                Item 2:                  Item 4:     Item 5:   -------------------------------------------
              Item 1:           Title       Item 3:       Fair      Shares of
           Name of Issuer         of         CUSIP       Market     Principal                 (b) Shared-
                                Class       Number       Value       Amount      (a) Sole     As Defined     (c) Shared-
                                                                                              in Inst. V         Other
----------------------------------------------------------------------------------------------------------------------------
Marine Drilling                 Common     568240204        623       23,300
----------------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos Inc        Common     571748102        534        4,560
----------------------------------------------------------------------------------------------------------------------------
MBIA Inc                        Common     55262C100      1,931       26,055
----------------------------------------------------------------------------------------------------------------------------
MBNA Corp.                      Common     55262L100     50,701    1,371,998
----------------------------------------------------------------------------------------------------------------------------
McDonalds Corp.                 Common     580135101        947       27,860
----------------------------------------------------------------------------------------------------------------------------
Mechanical Technology           Common     583538103        141       40,300
----------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp           Common     58551A108        575       11,690
----------------------------------------------------------------------------------------------------------------------------
Merck & Co Inc                  Common     589331107     49,060      524,596
----------------------------------------------------------------------------------------------------------------------------
Meta Group                      Common     591002100         73       11,200
----------------------------------------------------------------------------------------------------------------------------
MGIC Investment Corp            Common     552848103      9,408      140,200
----------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                 Common     594918104     48,813    1,123,690
----------------------------------------------------------------------------------------------------------------------------
                                                        169,851
----------------------------------------------------------------------------------------------------------------------------
Mid Atlantic Med Svcs Inc       Common     59523C107        206       10,400
----------------------------------------------------------------------------------------------------------------------------
Minnesota Mng & Mfg             Common     604059105      1,267       10,512
----------------------------------------------------------------------------------------------------------------------------
MRV Communications              Common     553477100        167       12,500
----------------------------------------------------------------------------------------------------------------------------
Nasdaq 100 Tr                   Common     631100104        339        5,800
----------------------------------------------------------------------------------------------------------------------------
National City Corp.             Common     635405103      2,155       74,956
----------------------------------------------------------------------------------------------------------------------------
New Horizons Worldwide          Common     645526104        139       10,000
----------------------------------------------------------------------------------------------------------------------------
North American Scientific       Common     65715D100        197       13,600
----------------------------------------------------------------------------------------------------------------------------



                                                             (SEC USE ONLY)



-------------------------------------------------------------------------------------------

                                                                    Item 8:
                                                  Voting Authority ( Shares)
                                            -----------------------------------------------
              Item 1:             Item 7:
           Name of Issuer        Managers
                                See Inst. V     (a) Sole        (b) Shared         (c) None

-------------------------------------------------------------------------------------------
Marine Drilling                                  21,300                              2,000
-------------------------------------------------------------------------------------------
Marsh & McLennan Cos Inc                              0                              4,560
-------------------------------------------------------------------------------------------
MBIA Inc                                         14,155                             11,900
-------------------------------------------------------------------------------------------
MBNA Corp.                                      282,420                          1,089,578
-------------------------------------------------------------------------------------------
McDonalds Corp.                                  17,560                             10,300
-------------------------------------------------------------------------------------------
Mechanical Technology                            40,300                                  0
-------------------------------------------------------------------------------------------
Mellon Financial Corp                             1,250                             10,440
-------------------------------------------------------------------------------------------
Merck & Co Inc                                  114,535                            410,061
-------------------------------------------------------------------------------------------
Meta Group                                       11,200                                  0
-------------------------------------------------------------------------------------------
MGIC Investment Corp                            124,850                             15,350
-------------------------------------------------------------------------------------------
Microsoft Corp.                                 294,315                            829,375
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Mid Atlantic Med Svcs Inc                        10,400                                  0
-------------------------------------------------------------------------------------------
Minnesota Mng & Mfg                               7,270                              3,242
-------------------------------------------------------------------------------------------
MRV Communications                               12,500                                  0
-------------------------------------------------------------------------------------------
Nasdaq 100 Tr                                       900                              4,900
-------------------------------------------------------------------------------------------
National City Corp.                               5,100                             69,856
-------------------------------------------------------------------------------------------
New Horizons Worldwide                           10,000                                  0
-------------------------------------------------------------------------------------------
North American Scientific                        13,600                                  0
-------------------------------------------------------------------------------------------

Page 8 of 11

                                                                               FORM 13F

                                                           Name of Reporting Manager    Todd Investment Advisors

----------------------------------------------------------------------------------------------------------------------------

                                                                                              Item 6:
                                                                                         Investment Discretion
                                Item 2:                  Item 4:     Item 5:   -------------------------------------------
              Item 1:           Title       Item 3:       Fair      Shares of
           Name of Issuer         of         CUSIP       Market     Principal                 (b) Shared-
                                Class       Number       Value       Amount      (a) Sole     As Defined     (c) Shared-
                                                                                              in Inst. V         Other
----------------------------------------------------------------------------------------------------------------------------
Nu Horizons Electrs Corp        Common     669908105        112       12,550
----------------------------------------------------------------------------------------------------------------------------
Omi Corp New                    Common     Y6476W104        206       32,000
----------------------------------------------------------------------------------------------------------------------------
Orchid Biosciences Inc          Common     68571P100        393       28,100
----------------------------------------------------------------------------------------------------------------------------
Pepsico Inc                     Common     713448108        535       10,800
----------------------------------------------------------------------------------------------------------------------------
Performance Technologies        Common     71376K102        142       10,400
----------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.                     Common     717081103     32,436      705,130
----------------------------------------------------------------------------------------------------------------------------
Pharmacia Corp                  Common     71713U102        598        9,800
----------------------------------------------------------------------------------------------------------------------------
Phillips Pete Co                Common     718507106        226        3,975
----------------------------------------------------------------------------------------------------------------------------
PNC Financial Svcs              Common     693475105      5,738       78,584
----------------------------------------------------------------------------------------------------------------------------
Pride Int'l Inc.                Common     741932107        404       16,400
----------------------------------------------------------------------------------------------------------------------------
                                                         45,260
----------------------------------------------------------------------------------------------------------------------------
Proctor & Gamble Co.            Common     742718109      1,360       17,348
----------------------------------------------------------------------------------------------------------------------------
Provant Inc                     Common     743724106         51       12,000
----------------------------------------------------------------------------------------------------------------------------
Providian Finl Corp             Common     74406A102      1,231       21,412
----------------------------------------------------------------------------------------------------------------------------
Ralston Purina                  Common     751277302        494       18,900
----------------------------------------------------------------------------------------------------------------------------
Ramtron International           Common     751907304        158       36,100
----------------------------------------------------------------------------------------------------------------------------
Raytheon Cl B                   Common     755111408      8,620      277,500
----------------------------------------------------------------------------------------------------------------------------
Regions Finl corp.              Common     758940100     11,940      437,150
----------------------------------------------------------------------------------------------------------------------------
Royal Dutch Petroleum           Common     780257804     10,136      167,364
----------------------------------------------------------------------------------------------------------------------------



                                                             (SEC USE ONLY)



-------------------------------------------------------------------------------------------

                                                                    Item 8:
                                                  Voting Authority ( Shares)
                                            -----------------------------------------------
              Item 1:             Item 7:
           Name of Issuer        Managers
                                See Inst. V     (a) Sole        (b) Shared         (c) None

-------------------------------------------------------------------------------------------
Nu Horizons Electrs Corp                         12,550                                  0
-------------------------------------------------------------------------------------------
Omi Corp New                                     32,000                                  0
-------------------------------------------------------------------------------------------
Orchid Biosciences Inc                           28,100                                  0
-------------------------------------------------------------------------------------------
Pepsico Inc                                      10,500                                300
-------------------------------------------------------------------------------------------
Performance Technologies                         10,400                                  0
-------------------------------------------------------------------------------------------
Pfizer Inc.                                      60,680                            644,450
-------------------------------------------------------------------------------------------
Pharmacia Corp                                      500                              9,300
-------------------------------------------------------------------------------------------
Phillips Pete Co                                      0                              3,975
-------------------------------------------------------------------------------------------
PNC Financial Svcs                               65,905                             12,679
-------------------------------------------------------------------------------------------
Pride Int'l Inc.                                 15,400                              1,000
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Proctor & Gamble Co.                              2,100                             15,248
-------------------------------------------------------------------------------------------
Provant Inc                                      12,000                                  0
-------------------------------------------------------------------------------------------
Providian Finl Corp                               4,000                             17,412
-------------------------------------------------------------------------------------------
Ralston Purina                                    2,300                             16,600
-------------------------------------------------------------------------------------------
Ramtron International                            36,100                                  0
-------------------------------------------------------------------------------------------
Raytheon Cl B                                    18,700                            258,800
-------------------------------------------------------------------------------------------
Regions Finl corp.                                    0                            437,150
-------------------------------------------------------------------------------------------
Royal Dutch Petroleum                            33,800                            133,564
-------------------------------------------------------------------------------------------

Page 9 of 11

                                                                               FORM 13F

                                                           Name of Reporting Manager    Todd Investment Advisors

----------------------------------------------------------------------------------------------------------------------------

                                                                                              Item 6:
                                                                                         Investment Discretion
                                Item 2:                  Item 4:     Item 5:   -------------------------------------------
              Item 1:           Title       Item 3:       Fair      Shares of
           Name of Issuer         of         CUSIP       Market     Principal                 (b) Shared-
                                Class       Number       Value       Amount      (a) Sole     As Defined     (c) Shared-
                                                                                              in Inst. V         Other
----------------------------------------------------------------------------------------------------------------------------
Safeway Inc.                    Common     786514208     26,247      420,910
----------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp                   Common     803111103        508       20,670
----------------------------------------------------------------------------------------------------------------------------
SBC Communications              Common     78387G103     60,743    1,270,966
----------------------------------------------------------------------------------------------------------------------------
Schering Plough Corp            Common     806605101        959       16,900
----------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd                Common     806857108     10,469      130,970
----------------------------------------------------------------------------------------------------------------------------
Scholastic Corp                 Common     807066105        222        2,500
----------------------------------------------------------------------------------------------------------------------------
Silicone Storage Tech           Common     827057100        246       20,800
----------------------------------------------------------------------------------------------------------------------------
Simon Property Group            Common     828806109      2,515      104,787
----------------------------------------------------------------------------------------------------------------------------
Spieker Pptys Inc               Common     848497103      5,002       99,720
----------------------------------------------------------------------------------------------------------------------------
                                                        140,901
----------------------------------------------------------------------------------------------------------------------------
Sprint Corp                     Common     852061100      6,908      340,104
----------------------------------------------------------------------------------------------------------------------------
State Str Corp                  Common     857477103        683        5,500
----------------------------------------------------------------------------------------------------------------------------
Sungard Data                    Common     867363103      7,868      166,995
----------------------------------------------------------------------------------------------------------------------------
Swift  Energy                   Common     870738101        376       10,000
----------------------------------------------------------------------------------------------------------------------------
Take Two Interactive            Common     874054109        175       15,200
----------------------------------------------------------------------------------------------------------------------------
Target Corp                     Common     87612E106     65,087    2,015,712
----------------------------------------------------------------------------------------------------------------------------
Teco Energy Inc.                Common     872375100     19,217      594,645
----------------------------------------------------------------------------------------------------------------------------
Tee Comm Electrs Inc.           Common     87900H100          0       10,000
----------------------------------------------------------------------------------------------------------------------------
Texaco Inc.                     Common     881694103     21,781      350,874
----------------------------------------------------------------------------------------------------------------------------



                                                             (SEC USE ONLY)



-------------------------------------------------------------------------------------------

                                                                    Item 8:
                                                  Voting Authority ( Shares)
                                            -----------------------------------------------
              Item 1:             Item 7:
           Name of Issuer        Managers
                                See Inst. V     (a) Sole        (b) Shared         (c) None

-------------------------------------------------------------------------------------------
Safeway Inc.                                     90,085                            330,825
-------------------------------------------------------------------------------------------
Sara Lee Corp                                     3,000                             17,670
-------------------------------------------------------------------------------------------
SBC Communications                              209,490                          1,061,476
-------------------------------------------------------------------------------------------
Schering Plough Corp                                  0                             16,900
-------------------------------------------------------------------------------------------
Schlumberger Ltd                                 24,970                            106,000
-------------------------------------------------------------------------------------------
Scholastic Corp                                   2,500                                  0
-------------------------------------------------------------------------------------------
Silicone Storage Tech                            20,800                                  0
-------------------------------------------------------------------------------------------
Simon Property Group                             90,570                             14,217
-------------------------------------------------------------------------------------------
Spieker Pptys Inc                                83,520                             16,200
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Sprint Corp                                      96,140                            243,964
-------------------------------------------------------------------------------------------
State Str Corp                                        0                              5,500
-------------------------------------------------------------------------------------------
Sungard Data                                    147,015                             19,980
-------------------------------------------------------------------------------------------
Swift  Energy                                    10,000                                  0
-------------------------------------------------------------------------------------------
Take Two Interactive                             15,200                                  0
-------------------------------------------------------------------------------------------
Target Corp                                     351,812                          1,663,900
-------------------------------------------------------------------------------------------
Teco Energy Inc.                                169,545                            425,100
-------------------------------------------------------------------------------------------
Tee Comm Electrs Inc.                                 0                             10,000
-------------------------------------------------------------------------------------------
Texaco Inc.                                      93,574                            257,300
-------------------------------------------------------------------------------------------

Page 10 of 11

                                                                               FORM 13F

                                                           Name of Reporting Manager    Todd Investment Advisors

----------------------------------------------------------------------------------------------------------------------------

                                                                                              Item 6:
                                                                                         Investment Discretion
                                Item 2:                  Item 4:     Item 5:   -------------------------------------------
              Item 1:           Title       Item 3:       Fair      Shares of
           Name of Issuer         of         CUSIP       Market     Principal                 (b) Shared-
                                Class       Number       Value       Amount      (a) Sole     As Defined     (c) Shared-
                                                                                              in Inst. V         Other
----------------------------------------------------------------------------------------------------------------------------
Troy Group Inc                  Common     89733N106        113       22,800
----------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd          Common     902124106        450        8,100
----------------------------------------------------------------------------------------------------------------------------
Union Pac Corp                  Common     907818108      6,742      132,850
----------------------------------------------------------------------------------------------------------------------------
Unit Corp                       Common     909218109        229       12,100
----------------------------------------------------------------------------------------------------------------------------
United Technologies             Common     913017109     62,341      793,520
----------------------------------------------------------------------------------------------------------------------------
Unitedhealth Group Inc          Common     91324P102     17,075      278,200
----------------------------------------------------------------------------------------------------------------------------
Unocal Corp                     Common     915289102     18,450      476,890
----------------------------------------------------------------------------------------------------------------------------
USX Marathon Group              Common     902905827        425       15,300
----------------------------------------------------------------------------------------------------------------------------
                                                        227,920
----------------------------------------------------------------------------------------------------------------------------
Verizon Communications          Common     92343V104     63,207    1,259,956
----------------------------------------------------------------------------------------------------------------------------
Viasat Inc                      Common     92552V100        161       12,300
----------------------------------------------------------------------------------------------------------------------------
Vintage Pete Inc                Common     927460105        275       12,800
----------------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                  Common     929771103     28,698      493,048
----------------------------------------------------------------------------------------------------------------------------
Wal Mart Stores Inc             Common     931142103      1,673       31,440
----------------------------------------------------------------------------------------------------------------------------
Walgreen Co.                    Common     931422109      1,207       28,863
----------------------------------------------------------------------------------------------------------------------------
Wellpoint Health Network        Common     94973H108     34,584      300,080
----------------------------------------------------------------------------------------------------------------------------
Willamette Ind.                 Common     969133107        702       15,060
----------------------------------------------------------------------------------------------------------------------------
Xcel Energy Inc                 Common     98389B100     12,047      414,504
----------------------------------------------------------------------------------------------------------------------------
Xeta Technologies Inc           Common     983909102        315       31,500
----------------------------------------------------------------------------------------------------------------------------



                                                             (SEC USE ONLY)



-------------------------------------------------------------------------------------------

                                                                    Item 8:
                                                  Voting Authority ( Shares)
                                            -----------------------------------------------
              Item 1:             Item 7:
           Name of Issuer        Managers
                                See Inst. V     (a) Sole        (b) Shared         (c) None

-------------------------------------------------------------------------------------------
Troy Group Inc                                   22,800                                  0
-------------------------------------------------------------------------------------------
Tyco International Ltd                            7,500                                600
-------------------------------------------------------------------------------------------
Union Pac Corp                                        0                            132,850
-------------------------------------------------------------------------------------------
Unit Corp                                        12,100                                  0
-------------------------------------------------------------------------------------------
United Technologies                             153,970                            639,550
-------------------------------------------------------------------------------------------
Unitedhealth Group Inc                            6,200                            272,000
-------------------------------------------------------------------------------------------
Unocal Corp                                      85,390                            391,500
-------------------------------------------------------------------------------------------
USX Marathon Group                               15,300                                  0
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Verizon Communications                          205,280                          1,054,676
-------------------------------------------------------------------------------------------
Viasat Inc                                       12,300                                  0
-------------------------------------------------------------------------------------------
Vintage Pete Inc                                 12,800                                  0
-------------------------------------------------------------------------------------------
Wachovia Corp.                                   89,330                            403,718
-------------------------------------------------------------------------------------------
Wal Mart Stores Inc                              11,840                             19,600
-------------------------------------------------------------------------------------------
Walgreen Co.                                      2,100                             26,763
-------------------------------------------------------------------------------------------
Wellpoint Health Network                         24,980                            275,100
-------------------------------------------------------------------------------------------
Willamette Ind.                                  15,060                                  0
-------------------------------------------------------------------------------------------
Xcel Energy Inc                                  50,200                            364,304
-------------------------------------------------------------------------------------------
Xeta Technologies Inc                            31,500                                  0
-------------------------------------------------------------------------------------------

Page 11 of 11


                                                             FORM 13F

                                      Name of Reporting Manager    Todd Investment Advisors

----------------------------------------------------------------------------------------------------------------------------

                                                                                              Item 6:
                                                                                         Investment Discretion
                                Item 2:                  Item 4:     Item 5:   -------------------------------------------
              Item 1:           Title       Item 3:       Fair      Shares of
           Name of Issuer         of         CUSIP       Market     Principal                 (b) Shared-
                                Class       Number       Value       Amount      (a) Sole     As Defined     (c) Shared-
                                                                                              in Inst. V         Other
----------------------------------------------------------------------------------------------------------------------------
Xircom Inc                      Common     983922105                  270            17,400
----------------------------------------------------------------------------------------------------------------------------
Zapme Corp                      Common     98912E100                   19            34,000
----------------------------------------------------------------------------------------------------------------------------
                                                                  143,158
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                      TOTAL                                      1,767,568
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                 1,911,015
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
              COMPANY TOTAL
----------------------------------------------------------------------------------------------------------------------------



                                                                                      (SEC USE ONLY)


----------------------------------------------------------------------------------------------------

                                                                    Item 8:
                                                  Voting Authority ( Shares)
                                            --------------------------------------------------------
              Item 1:             Item 7:
           Name of Issuer        Managers
                                See Inst. V     (a) Sole        (b) Shared         (c) None

----------------------------------------------------------------------------------------------------
Xircom Inc                                        17,400                                  0
----------------------------------------------------------------------------------------------------
Zapme Corp                                        34,000                                  0
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                      TOTAL
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
              COMPANY TOTAL
----------------------------------------------------------------------------------------------------